Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Commitments to extend credit to customers with TDRs	¥ 90,097	¥ 169,819		¥ 90,097	¥ 169,819
Allowance for credit losses	809,540	658,184	¥ 764,124	809,540	658,184	¥ 764,124	¥ 1,182,188
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year		19,970	(10,760)
Foreign Subsidiaries [Member] | Covid 19 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Effect of recording a provision for credit losses and a provision for off-balance sheet credit instruments, not recognized for the fiscal year	84,000
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(58,000)
Nonperforming Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease from charge-offs in the allowance for credit losses due to loan disposal activity				¥ 19,400		12,200
Increase from recoveries in the allowance for credit losses due to loan disposal activity					¥ 15,100
Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(142,000)
Minimum [Member] | Covid 19 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(80,000)
Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(164,000)
Maximum [Member] | Covid 19 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(110,000)
Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day				90 days	90 days
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				1 through 15
Significant sales of loans				¥ 2,136,000	¥ 1,769,000	1,409,000
Allowance for credit losses	482,275	389,615	491,098	482,275	¥ 389,615	491,098	900,686
Commercial [Member] | Covid 19 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses	46,000			¥ 46,000
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				1 month
Loans contractually past due before becoming defaulted loans, period				1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day				90 days
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				1 through 9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				10 through 12
Commercial [Member] | Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day				90 days	90 days
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				13 through 15
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses	34,746	38,626	42,546	¥ 34,746	¥ 38,626	42,546	67,336
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				6 months
Loans contractually past due before becoming defaulted loans, period				6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day				90 days
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses	35,180	32,550	32,119	¥ 35,180	32,550	32,119	30,165
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Loans contractually past due before becoming defaulted loans, period				1 month
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses	58,995	52,581	53,765	¥ 58,995	52,581	53,765	73,733
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Loans contractually past due before becoming defaulted loans, period				60 days
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses	¥ 169,626	¥ 144,812	¥ 144,596	¥ 169,626	¥ 144,812	¥ 144,596	¥ 110,268
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Loans contractually past due before becoming defaulted loans, period				6 months
Krungsri [Member] | Special Mention [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month				1 month
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month				3 months